SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment, useful life

Computer and software	4 - 5 years
Furniture and fixtures	5 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of intangible assets, useful life

Trade name/domain name	2 - 10 years
User base	2 years
Operating system	3 years
Customer relationship	2 years